Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK ETF TRUST
BlackRock Future Tech ETF
(the “Fund”)
Supplement dated February 16, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated November 28, 2023, as supplemented
The Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended.
Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
The section of the Summary Prospectus entitled “Summary of Principal Risks” and the sections of the Prospectus entitled “Summary of Principal Risks” and “A Further Discussion of Principal Risks” are amended to delete “Non‑Diversification Risk.”

BlackRock Future Tech ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK ETF TRUST
BlackRock Future Tech ETF
(the “Fund”)
Supplement dated February 16, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated November 28, 2023, as supplemented
The Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended.
Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
The section of the Summary Prospectus entitled “Summary of Principal Risks” and the sections of the Prospectus entitled “Summary of Principal Risks” and “A Further Discussion of Principal Risks” are amended to delete “Non‑Diversification Risk.”